Property, plant and equipment	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
3.3 Property, plant and equipment

(CHF in millions)	Leasehold improvements	Trade tools	Production equipment	Furniture and fixtures	Other	Total

Cost at January 1, 2025	97.3	14.9	32.4	31.5	25.0	201.2
Accumulated Depreciation at January 1, 2025	(25.7)	(10.6)	(20.7)	(7.4)	(9.6)	(74.0)
Net book value at January 1, 2025	71.7	4.3	11.8	24.1	15.4	127.2

Six month period ended June 30, 2025
Opening net book value	71.7	4.3	11.8	24.1	15.4	127.2
Additions	12.2	0.2	2.9	1.5	8.6	25.5
Disposals	(0.1)	—	—	(0.1)	—	(0.2)
Depreciation	(8.8)	(1.1)	(4.5)	(2.2)	(1.9)	(18.7)
Currency Translation	(4.4)	(0.3)	—	(1.4)	(0.5)	(6.6)
Net book value at June 30, 2025	70.6	3.1	10.2	21.9	21.5	127.2

Cost at June 30, 2025	103.4	14.1	35.4	31.0	32.7	216.5
Accumulated Depreciation at June 30, 2025	(32.8)	(11.1)	(25.2)	(9.1)	(11.1)	(89.3)
Net book value at June 30, 2025	70.6	3.1	10.2	21.9	21.5	127.2

Cost at January 1, 2026	124.0	11.3	53.3	35.7	27.3	251.6
Accumulated Depreciation at January 1, 2026	(42.3)	(9.0)	(27.7)	(11.2)	(12.7)	(102.8)
Net book value at January 1, 2026	81.7	2.3	25.7	24.5	14.6	148.8

Six month period ended June 30, 2026
Opening net book value	81.7	2.3	25.7	24.5	14.6	148.8
Additions	22.6	—	13.8	8.4	1.7	46.5
Disposals	(0.1)	—	—	—	—	(0.1)
Depreciation	(10.5)	(0.6)	(6.5)	(2.5)	(1.9)	(22.0)
Currency Translation	1.0	—	0.6	0.4	0.3	2.3
Net book value at June 30, 2026	94.8	1.8	33.6	30.7	14.6	175.5

Cost at June 30, 2026	148.4	11.5	68.4	44.5	29.5	302.4
Accumulated Depreciation at June 30, 2026	(53.7)	(9.7)	(34.8)	(13.8)	(14.9)	(126.8)
Net book value at June 30, 2026	94.8	1.8	33.6	30.7	14.6	175.5

Additions of CHF 46.5 million in the six-month period ended June 30, 2026 primarily relate to leasehold improvements within our retail stores, as well as various additions of production equipment.
During the six-month periods ended June 30, 2026 and June 30, 2025, non-cash additions of property, plant and equipment amounted to CHF 4.6 million and CHF 0.0 million, respectively.
Other is comprised of IT equipment and fixed assets that are not yet in use. As of June 30, 2026, fixed assets that are not yet in use amounted to CHF 7.8 million (December 31, 2025: CHF 7.9 million).